Subsequent Events - Additional Information (Details)											1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 28, 2025 $ / shares	Oct. 16, 2025 USD ($) ft²	Jun. 17, 2025 $ / shares shares	May 02, 2025 shares	Mar. 07, 2025 USD ($)	Mar. 04, 2025 USD ($) $ / shares shares	Feb. 13, 2025 USD ($) $ / shares shares	May 09, 2024 shares	May 08, 2024 USD ($) shares	May 05, 2024 shares	Oct. 29, 2025 USD ($) shares	Oct. 27, 2025 USD ($) shares	Mar. 31, 2025 $ / shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares	May 19, 2025 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares															$ 0.001	$ 0.001	$ 0.001
Liability in accounts payable and accrued expenses | $															$ 11,288,000	$ 6,631,000	$ 11,623,000
Additional paid-in capital | $															485,024,000	479,274,000	515,574,000
Monthly base rent | $															$ 180,000	$ 141,000
Series A Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share) | $ / shares																		$ 0.4373
Common Stock [Member]
Subsequent Event [Line Items]
Issue and sale of share														1,439,988	1,439,988	2,230,493
Common Stock [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Number of shares sold				21,482,492
February 2025 SPEA Agreements
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares							$ 0.001
Warrant exercise price (in dollars per share) | $ / shares							1.12
Purchase price of share | $ / shares							$ 0.125
Maturity date							Feb. 13, 2026
Interest Rate							10.00%
Aggregate purchase price | $							$ 3,700,000
Proceeds from private placement | $							4,200,000
February 2025 SPEA Agreements | SPEA Warrants [Member]
Subsequent Event [Line Items]
Aggregate purchase price | $							4,200,000
February 2025 SPEA Agreements | Common Stock [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $							$ 3,300,000
Number of securities called by warrant or right							3,002,009
May 2024 Purchase Agreement
Subsequent Event [Line Items]
Aggregate principal amount | $							$ 3,200,000		$ 3,188,922
May 2024 Purchase Agreement | Common Stock [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Number of shares sold									3,591,532
March 2025 Private Placement [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $							$ 3,400,000
Liability in accounts payable and accrued expenses | $																	$ 6,400,000
Percentage agreed to repay purchasers holding securities			115.00%
March 2025 Private Placement [Member] | Exchange [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $						$ 3,200,000
March 2025 Private Placement [Member] | Private Placement Share [Member]
Subsequent Event [Line Items]
Purchase price of share | $ / shares			$ 0.66
March 2025 Private Placement [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Number of securities called by warrant or right			10,633,650
Purchase price of share | $ / shares			$ 0.659
March 2025 Private Placement [Member] | Series A Warrant [Member] | New Capital Subscriptions [Member]
Subsequent Event [Line Items]
Number of shares sold						22,727,270
March 2025 Private Placement [Member] | Series A Warrant [Member] | Exchange [Member]
Subsequent Event [Line Items]
Number of shares sold						5,314,870
March 2025 Private Placement [Member] | Series A Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares sold						28,042,138
March 2025 Private Placement [Member] | Series B Warrant [Member] | New Capital Subscriptions [Member]
Subsequent Event [Line Items]
Number of shares sold						22,727,270
March 2025 Private Placement [Member] | Series B Warrant [Member] | Exchange [Member]
Subsequent Event [Line Items]
Number of shares sold						5,314,870
March 2025 Private Placement [Member] | Series B Warrant [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares sold						28,042,138
March 2025 Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from private placement | $					$ 15,000,000
Maximum beneficial ownership percentage						4.99%
Maximum beneficial ownership percentage by election of holder						9.99%
March 2025 Private Placement [Member] | Common Stock [Member] | New Capital Subscriptions [Member]
Subsequent Event [Line Items]
Number of shares sold						3,077,270
March 2025 Private Placement [Member] | Common Stock [Member] | Exchange [Member]
Subsequent Event [Line Items]
Number of shares sold						992,468
March 2025 Private Placement [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares sold						4,069,738
Warrant exercise price (in dollars per share) | $ / shares						$ 0.001
Issue and sale of share						28,042,140
March 2025 Private Placement [Member] | Common Stock [Member] | Private Placement Share [Member]
Subsequent Event [Line Items]
Purchase price of share | $ / shares						$ 0.66
March 2025 Private Placement [Member] | Common Stock [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Purchase price of share | $ / shares						0.659
March 2025 Private Placement [Member] | Common Stock [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Number of shares sold								3,591,532		3,591,532
Warrant exercise price (in dollars per share) | $ / shares						$ 1.32
Expiration period						5 years
March 2025 Private Placement [Member] | Common Stock [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Number of shares sold								3,591,532		3,591,532
Warrant exercise price (in dollars per share) | $ / shares						$ 1.98
Expiration period						2 years 6 months
Subsequent Event [Member]
Subsequent Event [Line Items]
Liability declined | $												$ 1,300,000
Reduction of liability settled in cash with increase to stockholders equity | $												900,000
Payment in connection with private placement | $												$ 400,000
Shares returned and cancelled												600,000
Subsequent Event [Member] | Amendment Agreement [Member]
Subsequent Event [Line Items]
Purchase price of share | $ / shares	$ 0.66
No longer required percentage of proceeds to repay purchasers from capital raised	90.00%
Percentage agreed to repay purchasers holding securities	115.00%
Subsequent Event [Member] | LG 1 Property Owner LP
Subsequent Event [Line Items]
Area of space | ft²		11,370
Lessee, operating lease, lease not yet commenced, description		The Houston Lease is expected to commence on or about November 1, 2026
Monthly base rent | $		$ 58,745
Lease initial term		120 months
Lease annual increase rate of base rent		3.00%
Subsequent Event [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Additional paid-in capital | $											$ 1,900,000
Subsequent Event [Member] | February 2025 SPEA Agreements
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares							$ 0.001
Warrant exercise price (in dollars per share) | $ / shares							1.12
Purchase price of share | $ / shares							$ 0.125
Maturity date							Feb. 13, 2026
Interest Rate							10.00%
Aggregate purchase price | $							$ 3,700,000
Reduction of exercise price of Warrants | $ / shares													$ 0.125
Subsequent Event [Member] | February 2025 SPEA Agreements | SPEA Warrants [Member]
Subsequent Event [Line Items]
Number of securities called by warrant or right							3,002,009
Aggregate purchase price | $							$ 4,250,000
Subsequent Event [Member] | February 2025 SPEA Agreements | Common Stock [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $							$ 3,362,251
Number of securities called by warrant or right							3,002,009
Subsequent Event [Member] | March 2025 Private Placement [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $							$ 3,362,251
Subsequent Event [Member] | March 2025 Private Placement [Member] | Exchange [Member]
Subsequent Event [Line Items]
Aggregate principal amount | $						$ 3,200,000
Subsequent Event [Member] | March 2025 Private Placement [Member] | Series A Warrant [Member] | New Capital Subscriptions [Member]
Subsequent Event [Line Items]
Number of shares sold						22,727,270
Subsequent Event [Member] | March 2025 Private Placement [Member] | Series A Warrant [Member] | Exchange [Member]
Subsequent Event [Line Items]
Number of shares sold						5,314,870
Subsequent Event [Member] | March 2025 Private Placement [Member] | Series B Warrant [Member] | New Capital Subscriptions [Member]
Subsequent Event [Line Items]
Number of shares sold						22,727,270
Subsequent Event [Member] | March 2025 Private Placement [Member] | Series B Warrant [Member] | Exchange [Member]
Subsequent Event [Line Items]
Number of shares sold						5,314,870
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from private placement | $					$ 15,000,000
Maximum beneficial ownership percentage						4.99%
Maximum beneficial ownership percentage by election of holder						9.99%
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member] | New Capital Subscriptions [Member]
Subsequent Event [Line Items]
Number of shares sold						22,727,270
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member] | Exchange [Member]
Subsequent Event [Line Items]
Number of shares sold						5,314,870
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 0.001
Issue and sale of share						28,042,140
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member] | Private Placement Share [Member]
Subsequent Event [Line Items]
Purchase price of share | $ / shares						$ 0.66
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member] | Prefunded Warrant [Member]
Subsequent Event [Line Items]
Purchase price of share | $ / shares						0.659
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 1.32
Expiration period						5 years
Subsequent Event [Member] | March 2025 Private Placement [Member] | Common Stock [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Warrant exercise price (in dollars per share) | $ / shares						$ 1.98
Expiration period						2 years 6 months
Subsequent Event [Member] | Lincoln Park Purchase Credit Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsequent Event [Line Items]
Number of shares sold											3,300,000